Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Research and development expenses	£ (7,104)	£ (6,769)	£ (8,829)	£ (13,552)
Administrative expenses	(4,523)	(1,509)	(5,590)	(3,090)
Net foreign exchange (losses) gains	(202)	(74)	(261)	21
Operating loss	(11,829)	(8,352)	(14,680)	(16,621)
Finance income	35	85	60	211
Finance expense	(12,648)	0	(12,648)	0
Loss before tax	(24,442)	(8,267)	(27,268)	(16,410)
Income tax credit	328	1,272	681	2,577
Loss for the period	£ (24,114)	£ (6,995)	£ (26,587)	£ (13,833)
Basic loss per ordinary share	£ 0	£ (0.12)	£ (0.01)	£ (0.25)
Diluted loss per ordinary share	£ 0	£ (0.12)	£ (0.01)	£ (0.25)